Prepayment for Purchase of a Property (Details) ¥ in Millions, $ in Millions			6 Months Ended
	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Prepayment for Purchase of a Property (Details) [Line Items]
Office space (in Square Meters) | m²	2,749.3	2,749.3
Total purchase price | ¥		¥ 32
Percentage of prepayment	50.00%	50.00%
Remaining payable percentage	20.00%	20.00%	14.10%	14.10%
Payable delivery property percentage	30.00%	30.00%
Prepayment amount			$ 2.3	¥ 16
Mr. Gang Lai [Member]
Prepayment for Purchase of a Property (Details) [Line Items]
Equity interest percentage	5.00%	5.00%
Business Combination [Member]
Prepayment for Purchase of a Property (Details) [Line Items]
Total purchase price | $	$ 4.6